Income Taxes - Federal Net Operating Loss Carryforward and Research Activities Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Operating Loss Carryforwards	$ 217,085
Research Activities Tax Credit	6,412	$ 5,657
Tax Year 2007 [Member]
Net Operating Loss Carryforwards	454
Research Activities Tax Credit	$ 30
Expiration	2027
Tax Year 2008 [Member]
Net Operating Loss Carryforwards	$ 1,178
Research Activities Tax Credit	$ 65
Expiration	2028
Tax Year 2009 [Member]
Net Operating Loss Carryforwards	$ 3,060
Research Activities Tax Credit	$ 176
Expiration	2029
Tax Year 2010 [Member]
Net Operating Loss Carryforwards	$ 3,423
Research Activities Tax Credit	$ 149
Expiration	2030
Tax Year 2011 [Member]
Net Operating Loss Carryforwards	$ 9,929
Research Activities Tax Credit	$ 176
Expiration	2031
Tax Year 2012 [Member]
Net Operating Loss Carryforwards
Research Activities Tax Credit	$ 170
Expiration	2032
Tax Year 2013 [Member]
Net Operating Loss Carryforwards	$ 4,353
Research Activities Tax Credit	$ 133
Expiration	2033
Tax Year 2014 [Member]
Net Operating Loss Carryforwards	$ 15,897
Research Activities Tax Credit	$ 894
Expiration	2034
Tax Year 2015 [Member]
Net Operating Loss Carryforwards	$ 23,496
Research Activities Tax Credit	$ 598
Expiration	2035
Tax Year 2016 [Member]
Net Operating Loss Carryforwards	$ 41,580
Research Activities Tax Credit	$ 745
Expiration	2036
Tax Year 2017 [Member]
Net Operating Loss Carryforwards	$ 34,776
Research Activities Tax Credit	$ 652
Expiration	2037
Tax Year 2018 [Member]
Net Operating Loss Carryforwards	$ 56,155
Research Activities Tax Credit	2,272
Tax Year 2019 [Member]
Net Operating Loss Carryforwards	22,784
Research Activities Tax Credit	$ 352